Inventories (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES [Abstract]
Schedule of inventories

	As at December 31	As at December 31
(in millions of U.S. dollars)	2023	2022
INVENTORIES
Stockpile ore	34.1	21.2
Work-in-process	5.3	12.0
Finished goods(1)	16.8	17.5
Supplies	70.5	65.0
Total current inventories	126.7	115.7
1.The amount of inventories recognized in operating expenses for the year ended December 31, 2023 was $436.2 million (2022 - $370.9 million).